Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	ZIONS BANCORPORATION, NATIONAL ASSOCIATION
Amendment Flag	false
Entity Central Index Key	0000109380
EBP 006
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	ZIONS BANCORPORATION, NATIONAL ASSOCIATION
Amendment Flag	false
Entity Central Index Key	0000109380